Segment information (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment information
Total net revenue	10,732,854	11,760,780	3,778,553
Total long-lived fixed assets	5,099,208	3,170,721	1,724,442
China
Segment information
Total net revenue	5,546,700	6,010,415	2,789,798
Total long-lived fixed assets	5,099,208	3,170,721	1,626,247
Outside china:
Segment information
Total net revenue	5,186,154	5,750,365	988,755
Germany
Segment information
Total net revenue	2,110,751	2,126,975	396,922
Rest of the world
Segment information
Total net revenue	3,075,403	3,623,390	591,833
Korea
Segment information
Total long-lived fixed assets			98,195